OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
OTHER CURRENT LIABILITIES

NOTE 11 - OTHER CURRENT LIABILITIES:

Other current liabilities consist of the following:

	December 31
	2022	2021
Employees and related expenses	19,439	17,807
Government institutions	4,052	3,178
Income tax payable	19,241	1,239
Warranty reserve	1,418	1,248
Operating lease liabilities	1,453	1,209
Other	6,377	4,585
Total other current liabilities	51,980	29,266